UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benjamin A. Smith III
Title:    Chairman and President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benjamin A. Smith III            Holland, MI                8/09/02
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      62

Form 13F Information Table Value Total:  $113,632
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                June 30, 2002

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared   None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------   ----
AMBAC FINL GROUP INC COM         COM       023139108        319         4750  SH         Sole               1100              3650
AMGEN INC COM                    COM       031162100       1232        29420  SH         Sole               8350             21070
AOL TIME WARNER                  COM       00184A105       2148       146015  SH         Sole              33550            112465
APARTMENT INVT & MGMT CL A       COM       03748R101        637        12949  SH         Sole               2214             10735
APPLEBEES INTL INC COM           COM       037899101       2418       106237  SH         Sole              26400             79837
BED BATH & BEYOND INC COM        COM       075896100       2630        69700  SH         Sole              17200             52500
CAPITAL ONE FINL CORP COM        COM       14040H105        284         4650  SH         Sole               1700              2950
CARDINAL HEALTH INC COM          COM       14149Y108       3669        59744  SH         Sole              15687             44057
CHEESECAKE FACTORY INC COM       COM       163072101        722        20350  SH         Sole               7500             12850
CINTAS CORPORATION               COM       172908105       2971        60100  SH         Sole              16450             43650
CISCO SYSTEMS INC.               COM       17275R102       3549       254412  SH         Sole              55348            199064
CITIGROUP                        COM       172967101       2976        76793  SH         Sole              18500             58293
CITIZENS BKG CORP MICH COM       COM       174420109        238         8319  SH         Sole                                 8319
DONNELLY CORPORATION CLASS A     COM       257870105        340        12600  SH         Sole                                12600
DUKE ENERGY CORP                 COM       264399106       2491        80100  SH         Sole              22350             57750
E M C CORP MASS COM              COM       268648102       1534       203152  SH         Sole              47100            156052
EXXON MOBIL CORP COM             COM       30231G102        260     6354.336  SH         Sole                550          5804.336
FIFTH THIRD BANCORP COM          COM       316773100        653         9804  SH         Sole                225              9579
FIRST IND CORP COM               COM       32054R108        280        12858  SH         Sole                                12858
FIRST MERCHANTS CORP COM         COM       320817109        268         8925  SH         Sole                                 8925
FIRST MIDWEST BANCORP            COM       320867104        550        19811  SH         Sole                                19811
FIRST OAK BROOK BANCSH COM       COM       335847208        718        22735  SH         Sole               1100             21635
FIRST SECURITYFED FINL COM       COM       336392105        216         9900  SH         Sole                                 9900
FIRST SOURCE CORPORATION         COM       336901103        251        10146  SH         Sole                                10146
FIRST TENN NATL CORP COM         COM       337162101       2129        55597  SH         Sole              13325             42272
FIRSTBANK CORP MICH COM          COM       33761G104       1150        48013  SH         Sole               5889             42124
FIRSTMERIT CORP COM              COM       337915102        495        17930  SH         Sole                                17930
FISERV INC.                      COM       337738108       4559       124187  SH         Sole              21143            103044
FREDDIE MAC                      COM       313400301       2378        38850  SH         Sole               7400             31450
GENERAL ELECTRIC                 COM       369604103       2745        94483  SH         Sole              21600             72883
GENTEX CORP COM                  COM       371901109        942        34285  SH         Sole               8860             25425
GENZYME CORP. GENL.              COM       372917104       1151        59810  SH         Sole              14200             45610
HEMLOCK FEDERAL FINANCIAL CORP   COM       423666106        217         8000  SH         Sole                                 8000
HOME DEPOT INC COM               COM       437076102       3462    94242.045  SH         Sole              17500         76742.045
HOME FED BANCORP COM             COM       436926109        291        12600  SH         Sole                                12600
HUNTINGTON BANCSHARES COM        COM       446150104       2808       144617  SH         Sole                               144617
INDEPENDENT BANK CORPORATION     COM       453838104       1224        38779  SH         Sole               5447             33332
INTEL CORPORATION                COM       458140100       3082   168696.737  SH         Sole              36500        132196.737
IRWIN FINL CORP COM              COM       464119106        336        16700  SH         Sole                                16700
JOHNSON & JOHNSON COM            COM       478160104       4276    81826.225  SH         Sole              16250         65576.225
LOWES COS INC COM                COM       548661107       2683        59100  SH         Sole              15800             43300
MACATAWA BANK CORPORATION        COM       554225102       2400     110396.2  SH         Sole           110396.2
MAF BANCORP INC.                 COM       55261R108        848        22553  SH         Sole               3403             19150
MBNA CORP COM                    COM       55262L100       6419   194094.995  SH         Sole              33368        160726.995
MERCANTILE BANK CORP COM         COM       587376104        628        31018  SH         Sole                                31018
MICROSOFT CORP COM               COM       594918104       4369        79875  SH         Sole              18500             61375
MIDWEST BANK HOLDINGS            COM       598251106        538        18000  SH         Sole                                18000
NATIONAL CITY CORP COM           COM       635405103        580        17456  SH         Sole                                17456
ORACLE CORP COM                  COM       68389X105       1563       165050  SH         Sole              36400            128650
PFIZER INC COM                   COM       717081103       3726   106461.892  SH         Sole              24200         82261.892
POLARIS INDUSTRIES COM           COM       731068102        234         3600  SH         Sole                                 3600
REPUBLIC BANCORP INC COM         COM       760282103        525        35165  SH         Sole                                35165
ROYAL DUTCH PETE CO NY REG GLD   COM       780257804       5008        90602  SH         Sole              22732             67870
STRYKER CORP COM                 COM       863667101       1811        33840  SH         Sole               9255             24585
SUN MICROSYSTEMS INC COM         COM       866810104        930       185600  SH         Sole              43500            142100
TCF FINL CORP COM                COM       872275102        250         5100  SH         Sole                                 5100
TRIBUNE CO NEW COM               COM       896047107       2977        68440  SH         Sole              14900             53540
UNIZAN FINANCIAL CORP COM        COM       91528W101        347        16200  SH         Sole                                16200
WALGREEN COMPANY                 COM       931422109       2586        66950  SH         Sole              17500             49450
WELLS FARGO & CO NEW COM         COM       949746101       5648    112830.09  SH         Sole              24144          88686.09
WYETH COM                        COM       983024100       3678    71837.192  SH         Sole              15825         56012.192
ZIONS BANCORPORATION COM         COM       989701107       3285        63060  SH         Sole              17100             45960
REPORT SUMMARY                     62 DATA RECORDS      113632           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED